Security Deposits (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Security Deposits
Security deposits required to secure the Company's performance of its obligations under the operating leases	$ 158	$ 158
Security deposits required to secure the Company's performance of its obligations under the operating leases	$ 11		$ 158